Statutory Prospectus Supplement dated October 22, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund	Invesco International Total Return Fund
Invesco China Fund	Invesco Japan Fund
Invesco Developing Markets Fund	Invesco LIBOR Alpha Fund
Invesco Endeavor Fund	Invesco Small Companies Fund
Invesco Global Fund
Invesco Developing Markets Fund will close to new investors other than those outlined below effective on the close of business on November 22, 2010. At that time, the changes outlined below will be effective.
The following sentence is added on the front cover of the Prospectus:
“As of the close of business on November 22, 2010, Invesco Developing Markets Fund limited public sales of its shares to certain investors.”
The information appearing under the heading “Other Information — FUTURE LIMITED FUND OFFERING” in the Prospectus is deleted in its entirety and replaced and a new section is added as follows:
“FUTURE LIMITED FUND OFFERING
Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for Invesco Small Companies Fund, the Fund may limit public sales of its shares to certain new investors after assets reach approximately $500 million.
     Invesco Small Companies Fund may resume sales of shares to new investors at some future date if the Board of Trustees determines that doing so would be in the best interest of the shareholders.
LIMITED FUND OFFERING
Invesco Developing Markets Fund limited public sales of its shares to new investors effective as of the close of business on November 22, 2010. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.
     All investors who are invested in the Fund as of the date on which the Fund closed to new investors and remain invested in the Fund may continue to make additional investments in their existing accounts and may open new accounts in their name. Additionally, the following types of investors may be allowed to open new accounts in the Fund, subject to the approval of Invesco Distributors and the Adviser:
•	Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (“the Code”);

•	Certain retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

•	Non qualified deferred compensation plans maintained pursuant to Section 409A of the Code;

•	Retirement plans maintained pursuant to Section 457 of the Code; and

•	Qualified Tuition Programs maintained pursuant to Section 529 of the Code.
     Future investments in the Fund may also be made by or through brokerage firm wrap programs, subject to the approval of Invesco Distributors and the Adviser. Such plans and programs that are considering the Fund as an investment option should contact Invesco Distributors.
     At the Adviser’s discretion, proprietary asset allocation funds may open new accounts in the Fund. In addition, the Fund’s current portfolio managers and portfolio management team may also make investments in the Fund.
     The Fund may resume sales of shares to other new investors on a future date if the Adviser determines it is appropriate.”
AIF-STAT SUP-2 102210

Statutory Prospectus Supplement dated October 22, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Developing Markets Fund
The Fund will close to new investors other than those outlined below effective on the close of business on November 22, 2010. At that time, the changes outlined below will be effective.
The following sentence is added on the front cover of the Prospectus:
“As of the close of business on November 22, 2010, the Fund limited public sales of its shares to certain investors.”
The information appearing under the heading “Other Information — FUTURE LIMITED FUND OFFERING” in the Prospectus is deleted in its entirety and replaced with the following:
“LIMITED FUND OFFERING
The Fund limited public sales of its shares to new investors effective as of the close of business on November 22, 2010. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.
     All investors who are invested in the Fund as of the date on which the Fund closed to new investors and remain invested in the Fund may continue to make additional investments in their existing accounts and may open new accounts in their name. Additionally, the following types of investors may be allowed to open new accounts in the Fund, subject to the approval of Invesco Distributors and the Adviser:
Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (“the Code”);
•	Certain retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

•	Non qualified deferred compensation plans maintained pursuant to Section 409A of the Code;

•	Retirement plans maintained pursuant to Section 457 of the Code; and

•	Qualified Tuition Programs maintained pursuant to Section 529 of the Code.
     Future investments in the Fund may also be made by or through brokerage firm wrap programs, subject to the approval of Invesco Distributors and the Adviser. Such plans and programs that are considering the Fund as an investment option should contact Invesco Distributors.
     At the Adviser’s discretion, proprietary asset allocation funds may open new accounts in the Fund. In addition, the Fund’s current portfolio managers and portfolio management team may also make investments in the Fund.
     The Fund may resume sales of shares to other new investors on a future date if the Adviser determines it is appropriate.”
DVM-STAT SUP-1 102210

Prospectus Supplement dated October 22, 2010
The purpose of this mailing is to provide you with changes to the current Prospectuses for Class A, B, C, Y and Institutional Class shares of the Fund listed below:
Invesco Van Kampen Emerging Markets Fund
The Fund will close to new investors other than those outlined below effective on the close of business on November 22, 2010. At that time, the changes outlined below will be effective.
The following sentence is added on the front cover of the Prospectus:
“As of the close of business on November 22, 2010, the Fund limited public sales of its shares to certain investors.”
The following information is inserted as a new section under the heading “Other Information” in the Prospectus:
“LIMITED FUND OFFERING
The Fund limited public sales of its shares to new investors effective as of the close of business on November 22, 2010. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.
     All investors who are invested in the Fund as of the date on which the Fund closed to new investors and remain invested in the Fund may continue to make additional investments in their existing accounts and may open new accounts in their name. Additionally, the following types of investors may be allowed to open new accounts in the Fund, subject to the approval of Invesco Distributors and the Adviser:
•	Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (“the Code”);

•	Certain retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

•	Non qualified deferred compensation plans maintained pursuant to Section 409A of the Code;

•	Retirement plans maintained pursuant to Section 457 of the Code; and

•	Qualified Tuition Programs maintained pursuant to Section 529 of the Code.
     Future investments in the Fund may also be made by or through brokerage firm wrap programs, subject to the approval of Invesco Distributors and the Adviser. Such plans and programs that are considering the Fund as an investment option should contact Invesco Distributors.
     At the Adviser’s discretion, proprietary asset allocation funds may open new accounts in the Fund. In addition, the Fund’s current portfolio managers and portfolio management team may also make investments in the Fund.
     The Fund may resume sales of shares to other new investors on a future date if the Adviser determines it is appropriate.”
VK-EMKT SUP-1 102210